Investment Securities, Gross Unrealized Losses and Fair Value (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	$ (485)	$ (4,506)
Less than 12 months, Fair value, available-for-sale	37,490	97,331
12 months or more, Gross unrealized losses, available-for-sale	(1,437)	(645)
12 months or more, Fair value, available-for-sale	55,107	8,955
Total, Gross unrealized losses, available-for-sale	(1,922)	(5,151)
Total, Fair value, available-for-sale	92,597	106,286
Held-to-maturity securities:
Less than 12 months, Gross unrealized losses, held-to-maturity	(21)	(99)
Less than 12 months, Fair value, held-to-maturity	3,280	6,153
12 months or more, Gross unrealized losses, held-to-maturity	0	0
12 months or more, Fair value, held-to-maturity	0	0
Total, Gross unrealized losses, held-to-maturity	(21)	(99)
Total, Fair value, held-to-maturity	3,280	6,153
Total investment securities:
Less than 12 months, Gross unrealized losses, investment securities	(506)	(4,605)
Less than 12 months, Fair value, investment securities	40,770	103,484
12 months or more, Gross unrealized losses, investment securities	(1,437)	(645)
12 months or more, Fair value, investment securities	55,107	8,955
Total, Gross unrealized losses, investment securities	(1,943)	(5,250)
Total, Fair value, investment securities	95,877	112,439
Total debt securities [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(481)	(4,474)
Less than 12 months, Fair value, available-for-sale	37,357	96,873
12 months or more, Gross unrealized losses, available-for-sale	(1,369)	(613)
12 months or more, Fair value, available-for-sale	54,474	8,647
Total, Gross unrealized losses, available-for-sale	(1,850)	(5,087)
Total, Fair value, available-for-sale	91,831	105,520
Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(16)	(329)
Less than 12 months, Fair value, available-for-sale	7,138	5,786
12 months or more, Gross unrealized losses, available-for-sale	(122)	0
12 months or more, Fair value, available-for-sale	5,719	0
Total, Gross unrealized losses, available-for-sale	(138)	(329)
Total, Fair value, available-for-sale	12,857	5,786
Held-to-maturity securities:
Less than 12 months, Gross unrealized losses, held-to-maturity	(8)
Less than 12 months, Fair value, held-to-maturity	1,889
12 months or more, Gross unrealized losses, held-to-maturity	0
12 months or more, Fair value, held-to-maturity	0
Total, Gross unrealized losses, held-to-maturity	(8)
Total, Fair value, held-to-maturity	1,889
U.S. states and political subdivisions [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(198)	(399)
Less than 12 months, Fair value, available-for-sale	10,228	9,238
12 months or more, Gross unrealized losses, available-for-sale	(301)	(328)
12 months or more, Fair value, available-for-sale	3,725	4,120
Total, Gross unrealized losses, available-for-sale	(499)	(727)
Total, Fair value, available-for-sale	13,953	13,358
Total mortgage-backed securities [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(43)	(3,595)
Less than 12 months, Fair value, available-for-sale	4,854	70,415
12 months or more, Gross unrealized losses, available-for-sale	(789)	(174)
12 months or more, Fair value, available-for-sale	39,530	3,391
Total, Gross unrealized losses, available-for-sale	(832)	(3,769)
Total, Fair value, available-for-sale	44,384	73,806
Federal agencies [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(16)	(3,562)
Less than 12 months, Fair value, available-for-sale	1,706	67,045
12 months or more, Gross unrealized losses, available-for-sale	(735)	(52)
12 months or more, Fair value, available-for-sale	37,854	1,132
Total, Gross unrealized losses, available-for-sale	(751)	(3,614)
Total, Fair value, available-for-sale	39,560	68,177
Held-to-maturity securities:
Less than 12 months, Gross unrealized losses, held-to-maturity		(99)
Less than 12 months, Fair value, held-to-maturity		6,153
12 months or more, Gross unrealized losses, held-to-maturity		0
12 months or more, Fair value, held-to-maturity		0
Total, Gross unrealized losses, held-to-maturity		(99)
Total, Fair value, held-to-maturity		6,153
Residential [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(18)	(18)
Less than 12 months, Fair value, available-for-sale	946	1,242
12 months or more, Gross unrealized losses, available-for-sale	(6)	(22)
12 months or more, Fair value, available-for-sale	144	232
Total, Gross unrealized losses, available-for-sale	(24)	(40)
Total, Fair value, available-for-sale	1,090	1,474
Commercial [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(9)	(15)
Less than 12 months, Fair value, available-for-sale	2,202	2,128
12 months or more, Gross unrealized losses, available-for-sale	(48)	(100)
12 months or more, Fair value, available-for-sale	1,532	2,027
Total, Gross unrealized losses, available-for-sale	(57)	(115)
Total, Fair value, available-for-sale	3,734	4,155
Corporate debt securities [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(102)	(85)
Less than 12 months, Fair value, available-for-sale	1,674	2,542
12 months or more, Gross unrealized losses, available-for-sale	(68)	(55)
12 months or more, Fair value, available-for-sale	1,265	428
Total, Gross unrealized losses, available-for-sale	(170)	(140)
Total, Fair value, available-for-sale	2,939	2,970
Collateralized loan and other debt obligations [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(99)	(55)
Less than 12 months, Fair value, available-for-sale	12,755	7,202
12 months or more, Gross unrealized losses, available-for-sale	(85)	(38)
12 months or more, Fair value, available-for-sale	3,958	343
Total, Gross unrealized losses, available-for-sale	(184)	(93)
Total, Fair value, available-for-sale	16,713	7,545
Held-to-maturity securities:
Less than 12 months, Gross unrealized losses, held-to-maturity	(13)
Less than 12 months, Fair value, held-to-maturity	1,391
12 months or more, Gross unrealized losses, held-to-maturity	0
12 months or more, Fair value, held-to-maturity	0
Total, Gross unrealized losses, held-to-maturity	(13)
Total, Fair value, held-to-maturity	1,391
Other [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(23)	(11)
Less than 12 months, Fair value, available-for-sale	708	1,690
12 months or more, Gross unrealized losses, available-for-sale	(4)	(18)
12 months or more, Fair value, available-for-sale	277	365
Total, Gross unrealized losses, available-for-sale	(27)	(29)
Total, Fair value, available-for-sale	985	2,055
Total marketable equity securities [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(4)	(32)
Less than 12 months, Fair value, available-for-sale	133	458
12 months or more, Gross unrealized losses, available-for-sale	(68)	(32)
12 months or more, Fair value, available-for-sale	633	308
Total, Gross unrealized losses, available-for-sale	(72)	(64)
Total, Fair value, available-for-sale	766	766
Perpetual preferred securities [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(2)	(28)
Less than 12 months, Fair value, available-for-sale	92	424
12 months or more, Gross unrealized losses, available-for-sale	(68)	(32)
12 months or more, Fair value, available-for-sale	633	308
Total, Gross unrealized losses, available-for-sale	(70)	(60)
Total, Fair value, available-for-sale	725	732
Other marketable equity securities [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(2)	(4)
Less than 12 months, Fair value, available-for-sale	41	34
12 months or more, Gross unrealized losses, available-for-sale	0	0
12 months or more, Fair value, available-for-sale	0	0
Total, Gross unrealized losses, available-for-sale	(2)	(4)
Total, Fair value, available-for-sale	$ 41	$ 34